OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 3,235,376	$ 400,011
Amount offset	1,260,801	5,848,954
Net in Financial Statements	4,496,177	6,248,965
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(104,162,752)	(1,900,439)
Collateral		52,991,077
Collateral	(15,847,170)
Net amount	(88,315,582)	(54,891,516)
Debts with businesses for consumption by our customers with credit card
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(104,162,752)
Collateral	(15,847,170)
Net amount	(88,315,582)
Credit cards transactions
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)		(1,900,439)
Collateral		52,991,077
Net amount		(54,891,516)
Derivatives instruments
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	3,235,376	400,011
Amount offset	1,260,801	5,848,954
Net in Financial Statements	$ 4,496,177	$ 6,248,965